Accounts Receivable, Net - Schedule of Accounts Receivable Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 74,886,095		¥ 42,522,740
Allowance for credit losses	(38,352,201)		(37,610,720)	¥ (36,707,499)
Accounts receivable, net	¥ 36,533,894	$ 5,005,123	¥ 4,912,020